Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Interest expenses on lease liability	$ 557	$ 477	$ 180
Expenses relating to leases	4,129	4,911	3,723
Total	$ 4,686	$ 5,388	$ 3,903